Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
October 31, 2023 - (Unaudited)
COMMON STOCKS — 96.51% Shares Fair Value
Communication Services — 5.10%
Madison Square Garden Entertainment Corp.
(a)
4,998 $ 152,339
Nexstar Media Group, Inc. 1,120 156,890
309,229
Consumer Discretionary — 6.93%
Asbury Automotive Group, Inc.
(a)
593 113,482
Boyd Gaming Corp. 1,717 94,864
Marriott Vacations Worldwide Corp. 1,310 117,717
OneSpaWorld Holdings Ltd.
(a)
9,000 94,320
420,383
Consumer Staples — 5.71%
Darling Ingredients, Inc.
(a)
3,101 137,343
Lancaster Colony Corp. 323 54,642
Spectrum Brands Holdings, Inc. 2,054 154,707
346,692
Energy — 7.19%
Cactus, Inc., Class A 3,090 145,045
Callon Petroleum Co.
(a)
3,909 146,001
SM Energy Co. 3,606 145,394
436,440
Financials — 19.06%
Artisan Partners Asset Management, Inc., Class A 3,389 111,837
Evercore, Inc., Class A 1,073 139,683
Hanover Insurance Group, Inc. 1,180 138,308
Old National Bancorp 9,162 125,519
Pinnacle Financial Partners, Inc. 1,977 123,286
Selective Insurance Group, Inc. 1,406 146,378
SouthState Corp. 1,858 122,814
Stifel Financial Corp. 2,204 125,628
Wintrust Financial Corp. 1,643 122,716
1,156,169
Health Care — 8.79%
Enovis Corp.
(a)
3,093 141,969
Integer Holdings Corp.
(a)
1,960 159,093
Medpace Holdings, Inc.
(a)
426 103,377
Merit Medical Systems, Inc.
(a)
1,875 128,888
533,327
Industrials — 22.16%
Brink's Co. (The) 2,511 167,886
Herc Holdings, Inc. 1,166 124,517
Hexcel Corp. 2,637 163,283
Hillenbrand, Inc. 3,192 121,392
MSA Safety, Inc. 1,024 161,669
Parsons Corp.
(a)
2,935 165,974
SPX Technologies, Inc.
(a)
1,964 157,356
Vestis Corp.
(a)
8,081 123,559

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
October 31, 2023 - (Unaudited)
COMMON STOCKS — 96.51% - (continued) Shares Fair Value
Industrials — 22.16% - continued
XPO, Inc.
(a)
2,084 $ 157,988
1,343,624
Information Technology — 5.47%
Belden, Inc. 2,095 148,536
Diodes, Inc.
(a)
1,883 122,545
IPG Photonics Corp.
(a)
710 60,989
332,070
Materials — 4.58%
Allegheny Technologies, Inc.
(a)
3,362 126,982
Avient Corp. 3,825 120,947
Louisiana-Pacific Corp. 579 29,691
277,620
Real Estate — 7.00%
Corporate Office Properties Trust 6,709 152,965
Physicians Realty Trust 10,988 119,330
STAG Industrial, Inc. 4,585 152,314
424,609
Utilities — 4.52%
Portland General Electric Co. 2,959 118,419
Southwest Gas Holdings, Inc. 2,659 155,844
274,263
Total Common Stocks (Cost $5,966,398) 5,854,426
MONEY MARKET FUNDS - 3.48%
First American Treasury Obligations Fund, Class X, 5.27%
(b)
211,228 211,228
Total Money Market Funds (Cost $211,228) 211,228
Total Investments — 99.99% (Cost $6,177,626) 6,065,654
Other Assets in Excess of Liabilities — 0.01% 704
NET ASSETS — 100.00% $ 6,066,358
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2023.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.